Note 3 - Material Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Description of useful life, property, plant and equipment [text block]
		(years)
Buildings and Camp Structures	5	-	20
Exploration equipment		5
Vehicles		5
Furniture and fixtures		5
Computer equipment		3
Computer software		1